General Information (Details Narrative) £ in Thousands, $ in Thousands, $ in Thousands																																				1 Months Ended		12 Months Ended
	May 25, 2023 CLP ($)	May 25, 2023 USD ($)	May 09, 2023 CLP ($)	May 09, 2023 USD ($)	Mar. 16, 2023 CLP ($)	Mar. 16, 2023 USD ($)	Mar. 02, 2023 CLP ($)	Mar. 02, 2023 USD ($)	Jan. 25, 2023 CLP ($)	Jan. 25, 2023 USD ($)	Jan. 20, 2023 CLP ($) shares	Jan. 20, 2023	Jan. 09, 2023 CLP ($)	Dec. 12, 2022 CLP ($)	Dec. 12, 2022 USD ($)	Nov. 28, 2022 CLP ($)	Nov. 28, 2022 GBP (£)	Sep. 07, 2022 CLP ($) shares	Sep. 02, 2022 CLP ($) shares	Aug. 24, 2022 CLP ($)	Aug. 16, 2022 CLP ($)	Jul. 02, 2022	Jun. 13, 2022 CLP ($)	Jun. 13, 2022 USD ($)	Apr. 26, 2022 CLP ($)	Apr. 26, 2022 USD ($)	Oct. 04, 2021 CLP ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 10, 2021 CLP ($) shares	Aug. 18, 2021 CLP ($)	Aug. 18, 2021 USD ($)	Aug. 09, 2021 CLP ($) shares	Jul. 13, 2021 CLP ($) shares	Apr. 16, 2021 CLP ($) shares	Feb. 18, 2020	Feb. 28, 2023 CLP ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2023 CLP ($) Employee		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Employee	Jun. 01, 2022 CLP ($)	Jun. 01, 2022 GBP (£)	Aug. 09, 2021 USD ($) shares	Jun. 01, 2021 CLP ($)	Jun. 01, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Number of employees | Employee																																						9,254							9,254
Issued capital																																						$ 562,693,346			$ 562,693,346
Proportion of ownership interest in subsidiary																																			50.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																																						$ (3,205,058)	[1]		$ (438,135)	$ (12,207,458)	[1]
Other revenue																																										4,225,381		$ 5,002,286
Ab Inbev [Member] | Budweiser In Argentina [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions																																													$ 400,000,000
Registered Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																												219,486,075
C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																														$ 5,922,150	$ 7,500,000
Issued capital																												$ 281,834,863
Proportion of ownership interest in subsidiary																																						100.00%		100.00%	100.00%
Ccu Sa [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			$ 1,190,145	$ 1,500,000										$ 14,645,670	$ 17,000,000																					$ 3,324,960	$ 4,000,000
Proportion of ownership interest in subsidiary																												58.8429%
Ccu Sa [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			99.9547%	99.9547%										99.9539%	99.9539%																					99.9545%	99.9545%
Ccu Sa [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																						65.1854%
Ccu Sa [Member] | Holdings In Subsidiaries After Dissolution Of One Of The Companies [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																						99.9511%
C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																												0.0489%
Proportion of ownership interest in subsidiary																																						99.9775%		99.9775%	99.9775%
C C U Inversiones S A [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	33.3481%	33.3481%	0.0453%	0.0453%										0.0461%	0.0461%																					0.0455%	0.0455%
C C U Inversiones S A [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	66.6519%	66.6519%
Proportion of ownership interests held by non-controlling interests																						34.8086%
C C U Inversiones S A [Member] | Holdings In Subsidiaries After Dissolution Of One Of The Companies [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																						0.0489%
Inversiones Invex Ccu Tres Limitada [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																												41.107%
Inversiones Ccu Lux S Rl [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																												0.0012%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 6,593,595	$ 8,150,000
Proportion of ownership interest in subsidiary																																						99.9925%		99.9925%	99.9922%
Inversiones Invex C C U Ltda [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Issued capital																																																	$ 221,302,753	$ 306,466,817
Inversiones Invex C C U Ltda [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issued capital																																																	$ 133,823,454	$ 185,322,809
Ccu Inversiones Sa Y Via San Pedro Tarapac Sa [Member]
IfrsStatementLineItems [Line Items]
Issued capital																													$ 245,244
Additional controlling interest acquired percentage																											1.067%		0.4485%
Additional investment made in the shares of the subsidiary value																											$ 2,694,720		$ 1,167,074
Additional investment made in the shares of the subsidiary shares | shares																											424,365,414		179,274,015
Ccu Inversiones Iii Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																													84.5159%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						84.6824%		84.6824%	84.6824%
Vina San Pedro Tarapaca S A [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																		$ 438,105
Additional controlling interest acquired percentage																		0.1856%
Additional investment made in the shares of the subsidiary shares | shares																		74,000,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																		$ 102,625
V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Issued capital																																$ 337,876																$ 400,000
Proportion of ownership interest in subsidiary																																						84.6824%		84.6824%	84.6824%
Vspt Uk Limited [Member]
IfrsStatementLineItems [Line Items]
Issued capital																																														$ 1,135	£ 1
Issue of equity																$ 431,444	£ 417,399
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						51.00%		51.00%	51.00%
Bebidas Bolivianas Bbo Sa [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 1,444,049	$ 1,784,914							$ 1,437,659	$ 1,784,914													$ 950,695	$ 1,019,971	$ 867,771	$ 1,019,971
Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																					$ 6,750,000
Proportion of ownership interest in subsidiary																					99.8064%
Proportion of ownership interest in subsidiary																																						99.9999%		99.9999%	99.9999%
Cervecera C C U Chile Ltda [Member] | Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																					0.1935%
Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						74.9503%		74.9503%	74.9503%
Volcanes Del Sur S A [Member] | Cerveceria Kunstmann S A And Crverceria Ccu Chile Limited [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																				$ 12,950,000
Proportion of ownership interest in subsidiary																				50.10%
Proportion of ownership interests held by non-controlling interests																				49.90%
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																			99.00%
Proportion of ownership interest in subsidiary																																						100.00%		100.00%	100.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																			$ 4,500,000
Increase (decrease) in number of ordinary shares issued | shares																			4,500,000
La Barra S A [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests																			1.00%
Ms Sarah Cartes Jara [Member]
IfrsStatementLineItems [Line Items]
Purchase and sale amount							$ 3,205,058	$ 4,001,920
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary							55.007%	55.007%
Proportion of ownership interest in subsidiary																																						55.007%		55.007%	50.005%
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary							54.964%	54.964%
Proportion of ownership interest in subsidiary																																						54.964%		54.964%	49.959%
Sudameris Bank S A E C A [Member]
IfrsStatementLineItems [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																																						$ 28,554,669		$ 32,555,031
Total value shares purchased during the acquisition						$ 32,651,973
Present value shares purchased during the acquisition						$ 31,745,078
Present value shares purchased during the acquisition					$ 25,949,059
Vspt Winegroup Shangai Limited [Member]
IfrsStatementLineItems [Line Items]
Issued capital																																						$ 438,560							$ 500,000
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						40.8105%		40.8105%	0.00%
Acquisition interest												51.0132%
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary											51.0132%
Proportion of ownership interest in subsidiary																																						80.00%		80.00%	80.00%
Sale of shares | shares											444
Purchase of shares											$ 1,250,000
Subscribed shares | shares											135
Capital increase											$ 200,000
C P C H [Member]
IfrsStatementLineItems [Line Items]
Subscribed shares | shares											579
C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						100.00%		100.00%	100.00%
Capital reduction													$ 1,500,000
Compaa Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																		94.2138%
Number of shares in entity held by entity or by its subsidiaries or associates | shares																																		481,643
Compaa Industrial Cervecera Sa Y Senz Briones Y Ca Saic [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																99.9419%	95.6345%
Number of shares in entity held by entity or by its subsidiaries or associates | shares																																481,920	160,548															481,920
Decrease through other distributions to owners, equity																																	$ 122,000	$ 337,000
Dividends recognised as distributions to non-controlling interests																																$ 390,000
Compaa Industrial Cervecera Sa Y Senz Briones Y Ca Saic [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Decrease through other distributions to owners, equity																																	1,168,183	3,540,618
Dividends recognised as distributions to non-controlling interests																																3,636,863
Compaa Industrial Cervecera Sa Y Senz Briones Y Ca Saic [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Decrease through other distributions to owners, equity																																	$ 1,086,489
Dividends recognised as distributions to non-controlling interests																																$ 3,267,148
Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.9952%		99.9952%	99.995%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																																		$ 2,845,888
Quinenco Sa And Heineken Chile Limitada [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture																																						50.00%		50.00%
Compania Pisquera Bauza Sa [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership proposed to be divested																																						40.00%		40.00%
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																						$ 6,490,044			$ 7,729,870	5,854,185
Distributable profit percentage																																						100.00%		100.00%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																						$ 5,628,818			4,781,336	2,878,066
Distributable profit percentage																																						100.00%		100.00%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from continuing operations																																						$ 769,486			$ 292,979	$ 562,405
Distributable profit percentage																																						100.00%		100.00%
Inversiones Y Rentas Sa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary interest ownership percentage held by parent																																						65.87%		65.87%
Direct Ownership [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.9547%		99.9547%
Direct Ownership [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.0242%		99.0242%
Direct Ownership [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						66.6519%		66.6519%
Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																		84.7015%
Direct Ownership [Member] | V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.8064%		99.8064%
Direct Ownership [Member] | Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.00%		99.00%
Direct Ownership [Member] | Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
Direct Ownership [Member] | Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						46.00%		46.00%
Direct Ownership [Member] | C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.9602%		99.9602%
Direct Ownership [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.00%		0.00%
In Direct Ownership [Member] | C C U Inversiones I I Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.0453%		0.0453%
In Direct Ownership [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.9533%		0.9533%
In Direct Ownership [Member] | Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						33.3406%		33.3406%
In Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						84.6824%		84.6824%
In Direct Ownership [Member] | Vina San Pedro Tarapaca S A [Member] | C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																		84.6824%
In Direct Ownership [Member] | V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						84.6824%		84.6824%
In Direct Ownership [Member] | Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						51.00%		51.00%
In Direct Ownership [Member] | Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.1935%		0.1935%
In Direct Ownership [Member] | Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						74.9503%		74.9503%
In Direct Ownership [Member] | La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						1.00%		1.00%
In Direct Ownership [Member] | Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						55.007%		55.007%
In Direct Ownership [Member] | Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						54.964%		54.964%
In Direct Ownership [Member] | D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						40.8105%		40.8105%
In Direct Ownership [Member] | Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						34.00%		34.00%
In Direct Ownership [Member] | C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						0.0398%		0.0398%
In Direct Ownership [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary																																						99.9952%		99.9952%

[1]	See Note 1 - General information, letter C, numbers (3) and (14) for 2021, number (3) for 2022 and number (10) for 2023.